RESERVES (Details Narrative) ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2025 CNY (¥) shares	Dec. 31, 2024 shares	Jun. 30, 2009 CNY (¥)	Jun. 30, 2009 HKD ($)
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	10.00%
Number of shares issued | shares	7,136,044	3,200,728
Capital reserve	¥ 61.3
Two financial advisors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,521,528
Mr. Wong kung tok [member]
IfrsStatementLineItems [Line Items]
Escrow deposits	¥ 6.7
Forego of claim in deposits	15.6
Amounts payable, related party transactions	40.2		¥ 58.9	$ 67.9
Sound treasure limited [member]
IfrsStatementLineItems [Line Items]
Forego of claim in deposits	15.6
Amounts payable, related party transactions	20.7
Extinguishment of liability	¥ 76.8
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	50.00%